Long-Term Debts (Details) - Schedule of Long-Term Debts - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
Schedule of Long-Term Debts [Line Items]
Long- term	$ 967,395	$ 1,996,326	$ 1,996,326	$ 2,653,764
Long- term (current portions)	$ 505,775	$ 535,226	535,226	585,630
The Shoko Chukin Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%	1.50%
Start date	Sep. 05, 2019	Sep. 05, 2019
End date	Apr. 25, 2024	Apr. 25, 2024
Long- term				27,641
Long- term (current portions)	$ 6,613	$ 26,768	26,768	41,462
The Shoko Chukin Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%	1.11%
Start date	May 26, 2020	May 26, 2020
End date	Apr. 25, 2030	Apr. 25, 2030
Long- term	$ 101,733	$ 113,070	113,070	137,655
Long- term (current portions)	$ 19,997	$ 20,237	20,237	20,897
The Shoko Chukin Bank Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%	1.50%
Start date	Apr. 02, 2022	Apr. 02, 2022
End date	Jan. 27, 2025	Jan. 27, 2025
Long- term		$ 20,879	20,879	91,217
Long- term (current portions)	$ 53,961	$ 67,456	67,456	69,657
Mizuho Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.83%	0.83%
Start date	Mar. 25, 2020	Mar. 25, 2020
End date	Mar. 25, 2025	Mar. 25, 2025
Long- term		$ 6,572	6,572	20,634
Long- term (current portions)	$ 13,120	$ 13,411	13,411	13,848
Mizuho Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	2.00%	2.00%
Start date	Jan. 06, 2021	Jan. 06, 2021
End date	Jan. 06, 2031	Jan. 06, 2031
Long- term	$ 123,992	$ 135,515	135,515	160,666
Long- term (current portions)	$ 19,839	$ 20,076	20,076	20,731
Japan Finance Corporation [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%	1.11%
Start date	Jul. 16, 2020	Jul. 16, 2020
End date	Jun. 30, 2030	Jun. 30, 2030
Long- term	$ 175,109	$ 194,071	194,071	235,229
Long- term (current portions)	$ 36,106	$ 36,539	36,539	34,828
Musashino Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%	1.50%
Start date	May 31, 2022	May 31, 2022
End date	Feb. 06, 2025	Feb. 06, 2025
Long- term	$ 10,872	$ 44,489	44,489	120,862
Long- term (current portions)	$ 71,697	$ 72,556	72,556	63,396
Japan Finance Corporation One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.46%	0.46%
Start date	Sep. 06, 2020	Sep. 06, 2020
End date	Apr. 20, 2030	Apr. 20, 2030
Long- term	$ 103,267	$ 114,783	114,783	139,755
Long- term (current portions)	$ 20,315	$ 20,558	20,558	21,229
Japan Finance Corporation Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.38%	0.38%
Start date	Apr. 23, 2021	Apr. 23, 2021
End date	Mar. 20, 2031	Mar. 20, 2031
Long- term	$ 39,909	$ 44,369	44,369	52,864
Long- term (current portions)	$ 7,307	$ 7,395	7,395	7,050
Kiraboshi Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.50%	0.50%
Start date	Jun. 27, 2023	Jun. 27, 2023
End date	May 30, 2032	May 30, 2032
Long- term	$ 327,335	$ 351,335	351,335
Long- term (current portions)	$ 42,985	$ 43,499	43,499
Zhongli International Financial Leasing Co. LTD [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	14.56%	14.56%
Start date	Nov. 08, 2022	Nov. 08, 2022
End date	Aug. 15, 2025	Aug. 15, 2025
Long- term	$ 57,709	$ 125,640	125,640	269,441
Long- term (current portions)	$ 138,498	$ 137,061	137,061	140,578
Zhongli International Financial Leasing Co. LTD One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	13.63%	13.63%
Start date	Jul. 26, 2022	Jul. 26, 2022
End date	Jul. 26, 2025	Jul. 26, 2025
Long- term	$ 27,469	$ 65,724	65,724	138,867
Long- term (current portions)	$ 75,337	$ 69,670	69,670	62,397
Pledge	Vehicle	Vehicle
Caizhi Linghang (Xiamen) Investment Management Co., Ltd [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	3.75%	3.75%
Start date	Jan. 11, 2022	Jan. 11, 2022
End date	Oct. 31, 2027	Oct. 31, 2027
Long- term		$ 779,879	779,879
Long- term (current portions)